REGULATORY FRAMEWORK (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of generating units in operation

The Company’s revenues related to this segment come from: i) sales contracts with large users within the MAT (Resolutions No. 1,281/06 and No. 281/17); ii) supply agreements with CAMMESA (Resolutions No. 220/07, No. 21/16, No. 287/17 and Renovar Programs) and iii) sales to the Spot market pursuant to the provisions applicable within the WEM administered by CAMMESA (SRRYME Resolution No. 1/19 as from March 2019, SE Resolution No. 31/20 as from February 2020 and SE Resolution No. 441/21 as from February 2021). The Company’s generating units, held directly and through its subsidiaries and joint ventures, are detailed below:

In operation:

Generator	Generating unit	Tecnology	Power	Applicable regime (1)
CTG	GUEMTG01	TG	100 MW	Energy Plus Res. No. 1,281/06
CTG	GUEMTV11	TV	≤100 MW	Resolution No. 440/21
CTG	GUEMTV12	TV	≤100 MW	Resolution No. 440/21
CTG	GUEMTV13	TV	>100 MW	Resolution No. 440/21
Piquirenda	PIQIDI 01-10	DI	≤42 MW	Resolution No. 440/21 (2)
CPB	BBLATV29	TV	>100 MW	Resolution No. 440/21
CPB	BBLATV30	TV	>100 MW	Resolution No. 440/21
CT Ing. White	BBLMD01-06	MCI	100 MW	Resolution No. 21/16
CTLL	LDLATG01/TG02/TG03/TV01	CC	>150 MW	Resolution No. 440/21 (2)
CTLL	LDLATG04	TG	105 MW	Res. No 220/07 (75%)
CTLL	LDLATG05	TG	105 MW	Resolution No. 21/16
CTLL	LDLMDI01	DI	≤42 MW	Resolution No. 440/21
CTGEBA	GEBATG01/TG02/TV01	CC	>150 MW	Resolution No. 440/21
CTGEBA	GEBATG03	TG	169 MW	Energy Plus Res. No. 1,281/06
CTGEBA	GEBATG03/TG04/TV02	CC	400 MW	Resolution No. 287/17
Ecoenergía	CERITV01	TV	14 MW	Energy Plus Res. No. 1,281/06
CT Parque Pilar	PILBD01-06	MCI	100 MW	Resolution No. 21/16
CTB	EBARTG01 - TG02	TG	567 MW	Resolution No. 220/07
HIDISA	AGUA DEL TORO	HI	HI – Media 120<P≤300	Resolution No. 440/21
HIDISA	EL TIGRE	HI	Renewable ≤ 50	Resolution No. 440/21
HIDISA	LOS REYUNOS	HB	HB – Media 120<P≤300	Resolution No. 440/21
HINISA	NIHUIL I - II - III	HI	HI – Small 50<P≤120	Resolution No. 440/21
HPPL	PPLEHI	HI	HI – Media 120<P≤300	Resolution No. 440/21
P.E. M. Cebreiro	CORTEO	Wind	100 MW	Renovar
PEPE II	PAMEEO	Wind	53 MW	MAT Resolution No. 287/17
PEPE III	BAHIEO	Wind	53 MW	MAT Resolution No. 287/17

(1)	Subsequent power and energy is remunerated in the spot market according to Resolution No. 440/21.
(2)	During the months of July and October, the contracts under Resolution No. 220/07 of CTP and TV01 of CTLL, respectively, have ended. Power and energy will be remunerated in the spot market according to Resolution No. 440/21.

Schedule of generating units in construction
In construction:

Generator	Tecnology	Capacity	Applicable regime

CTB	CC	280 MW	Resolution No. 220/07
PEPE III	Wind	81 MW	MAT Resolution No. 287/17

Schedule of minimum remuneration to thermal generators

The minimum remuneration for generators with no availability commitments includes the following scales and prices:

Technology / Scale	SRRYME No. 1/19 (US$ / MW-month)	SE No. 31/20 ($ / MW-month)	SE No. 440/21 ($ / MW-month)
Large CC Capacity > 150 MW	3,050	100,650	129,839
Large ST Capacity > 100 MW	4,350	143,550	185,180
Small ST Capacity ≤100 MW	5,200	171,600	221,364
Large GT Capacity > 50 MW	3,550	117,150	151,124

Schedule of remuneration for thermal generators with guaranteed power capacity

The remuneration for guaranteed power capacity to generators with availability commitments is:

Period	SRRYME No. 1/19 (US$ / MW-month)	SE No. 31/20 ($ / MW-month)	SE No. 440/21 ($ / MW-month)
Summer - Winter	7,000	360,000	464,400
Fall - Spring	5,500	270,000	348,300

Schedule of additional remuneration to thermal generators

Since February 2020 an additional remuneration for the hours of maximum thermal requirement of the month (hmrt) was established, which corresponds to the 50 hours with the largest dispatch of thermal generation of each month divided into two blocks of 25 hours each, applying the following prices to the average generated power:

Period	SE No. 31/20		SE No. 440/21
	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)
Summer – Winter	45,000	22,500	58,050	29,025
Fall - Spring	7,500	-	9,675	-

Schedule of hydroelectric generators by technology and scales values

The base remunerations includes the following scales and prices:

Technology / Scale	SRRYME No. 1/19 (US$ / MW-month)	SE No. 31/20 ($ / MW-month)	SE No. 440/21 ($ / MW-month)
Medium HI Capacity > 120 ≤ 300 MW	3,000	132,000	170,280
Small HI Capacity > 50 ≤ 120 MW	4,500	181,500	234,135
Medium Pumped HI Capacity > 120 ≤ 300 MW	2,000	132,000	170,280
Renewable HI Capacity ≤ 50 MW	8,000	297,000	383,130

The payment for power capacity is determined by the actual capacity, hours of unavailability due to programmed and/or agreed maintenance are not computed for the calculation of the remuneration. However, to consider the incidence of programmed maintenance works in power plants, SME Note No. 46631495/19 provided for the application of a 1.05 factor over the power capacity payment.

In the case of hydroelectric power plants maintaining control structures on river courses and not having an associated power plant, a 1.20 factor is applied to the plant at the headwaters.

Lastly, an additional remuneration was established amounting 500 US$/MW-month for pumping power plants and 1,000 US$/MW-month for conventional plants, effective until January 2020. The allocation and collection of 50% of the additional remuneration were conditional upon the generator taking out insurance, to CAMMESA’s satisfaction, to cover for major incidents on critical equipment, and upon the progressive updating of the plant’s control systems under an investment plan to be submitted based on criteria defined by the SEE. Later, an additional remuneration was set for the hours of maximum thermal demand (hmrt), corresponding to the 50 hours with the largest dispatch of thermal generation in each month, divided into two blocks of 25 hours each:

Period	SE No. 31/20		SE No. 440/21
	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)
Summer - Winter	39,000	19,500	50,310	25,155
Fall - Spring	6,500	-	8,385	-

Schedule of hydroelectric generators by technology and scales values

Period	SE No. 31/20		SE No. 440/21
	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)
Summer - Winter	39,000	19,500	50,310	25,155
Fall - Spring	6,500	-	8,385	-

Generated and operated energy termal units remuneration

In the case of thermal power generators, a remuneration was set for generated energy, depending on the type of fuel used, and for operated energy, as shown below:

Remuneration	SRRYME No. 1/19 (US$ / MWh)	SE No. 31/20 ($ / MWh)	SE No. 440/21 ($ / MWh)
Generated energy	Between 4 and 7	Between 240 and 420	Between 310 and 542
Operated energy	1.4	84	108

Generated and operated energy hydroelectic units remuneration

In the case of hydroelectric plants, the following prices were established for generated and operated energy, irrespective of scale:

Remuneration	SRRYME No. 1/19 (US$ / MWh)	SE No. 31/20 ($ / MWh)	SE No. 440/21 ($ / MWh)
Generated energy	3.5	210	271
Operated energy	1.4	84	108

Unconventional sources remuneration

As regards energy generated from unconventional sources, a single remuneration value was set irrespective of the source used:

Remuneration	SRRYME No. 1/19 (US$ / MWh)	SE No. 31/20 ($ / MWh)	SE No. 440/21 ($ / MWh)
Generated energy	28	1,680	2,167